EARNINGS PER SHARE (Components of EPS) (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ 61,713	$ 40,421	$ 73,622
Net income available to stockholders	61,713	40,421	73,622
Interest and other expenses attributable to convertible bonds	11,319	261	123
Net income assuming dilution	$ 73,032	$ 40,682	$ 73,745
Weighted average number of common shares outstanding, basic	107,608	104,160	105,898
Effect of dilutive share options	50	62	59
Effect of dilutive convertible bonds	21,677	818	1,649
Weighted average number of common shares outstanding assuming dilution	129,335	105,040	107,606